INTEREST INCOME, DERIVATIVES AND OTHER INVESTMENT GAINS (LOSSES)	12 Months Ended
Dec. 31, 2018
Analysis of income and expense [abstract]
INTEREST INCOME, DERIVATIVES AND OTHER INVESTMENT GAINS (LOSSES)
INTEREST INCOME, DERIVATIVES AND OTHER INVESTMENT GAINS (LOSSES)

		Years ended December 31,
	Notes	2018	2017
Interest income		$13.3	$9.4
Gain (loss) on non-hedge derivatives and warrants	21(d)	(9.1)	3.1
Gain on sale of a 30% interest in the Côté Gold Project	10	—	19.2
Amortization of gains related to flow-through common shares	24	—	3.6
Loss on redemption of 6.75% Senior Notes	20(a)	—	(20.2)
Write-down of related party loan receivable	37	(10.9)	—
Other gains		0.7	1.6
		$(6.0)	$16.7